N-6	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	PIA VARIABLE LIFE ACCOUNT I
Entity Central Index Key	0001910169
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE SURVIVORSHIP PROTECTION VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Fees and Expenses

Charges for Early Withdrawals
If you fully surrender your Policy within 15 years following your purchase of the Policy, you may be assessed a surrender charge of up to 4.00% of your Specified Amount.

For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $500,000), then you could be assessed a surrender charge of up to $20,000.

For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Transaction Charges
In addition to the surrender charge for Policy surrenders, you may be charged for other transactions. These include a Percent of Premium Charge (deducted from each premium) and a partial withdrawal processing fee. A surrender charge will also be deducted if you decrease the Specified Amount of the life insurance death benefit in the first five policy years.

We reserve the right to impose transfer charges (when you transfer Policy Value between Investment Options), but we currently do not impose these charges. We may also impose charges if you exercise certain rider benefits.

For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses (usually deducted on a monthly basis).

Some of these charges, such as the monthly Cost of Insurance Charge, the monthly Expense Charge per Thousand of Specified Amount, and certain rider charges (for supplemental benefits), are set based on individual characteristics of both insureds (e.g., age, sex, and rating classification).

Other ongoing charges include the monthly Per Policy Expense Charge, the Mortality and Expense Risk Asset Charge, loan interest, and certain other rider charges. Please refer to the Policy Specifications Page (Section 1 of your Policy) for rates and the specific fees applicable to your Policy.

Investors will also bear expenses associated with the Portfolios, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Portfolio assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2024.

Portfolios’ Total Annual Operating Expenses (expenses that are deducted from Portfolio assets)

Annual Fee	Minimum	Maximum

Variable Investment Options (Portfolio fees and expenses)	0.11%	0.34%

For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals
If you fully surrender your Policy within 15 years following your purchase of the Policy, you may be assessed a surrender charge of up to 4.00% of your Specified Amount.

For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $500,000), then you could be assessed a surrender charge of up to $20,000.

For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.00%
Surrender Charge Example Maximum [Dollars]	$ 20,000
Transaction Charges [Text Block]

Transaction Charges
In addition to the surrender charge for Policy surrenders, you may be charged for other transactions. These include a Percent of Premium Charge (deducted from each premium) and a partial withdrawal processing fee. A surrender charge will also be deducted if you decrease the Specified Amount of the life insurance death benefit in the first five policy years.

We reserve the right to impose transfer charges (when you transfer Policy Value between Investment Options), but we currently do not impose these charges. We may also impose charges if you exercise certain rider benefits.

For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses (usually deducted on a monthly basis).

Some of these charges, such as the monthly Cost of Insurance Charge, the monthly Expense Charge per Thousand of Specified Amount, and certain rider charges (for supplemental benefits), are set based on individual characteristics of both insureds (e.g., age, sex, and rating classification).

Other ongoing charges include the monthly Per Policy Expense Charge, the Mortality and Expense Risk Asset Charge, loan interest, and certain other rider charges. Please refer to the Policy Specifications Page (Section 1 of your Policy) for rates and the specific fees applicable to your Policy.

Investors will also bear expenses associated with the Portfolios, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Portfolio assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2024.

Portfolios’ Total Annual Operating Expenses (expenses that are deducted from Portfolio assets)

Annual Fee	Minimum	Maximum

Variable Investment Options (Portfolio fees and expenses)	0.11%	0.34%

For more detailed information, see Table of Fees and Expenses; What Are the Fees and Charges Under the Policy?

Investment Options (of Other Amount) Minimum [Percent]	0.11%
Investment Options (of Other Amount) Maximum [Percent]	0.34%
Risks [Table Text Block]

Risks

Risk of Loss
You can lose money by investing in this Policy, including loss of your premiums (principal).

For more detailed information, see Summary of Principal Risks of Investing in the Policy; What is the Value of My Policy?

Not a Short‑Term Investment
This Policy is not designed for short- term investing and is not appropriate for an investor who needs ready access to cash.

The Policy is designed to provide a life insurance benefit or to help meet other long- term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy limits your ability to withdraw a portion of the Policy Value (also called cash value) through partial withdrawals or loans; you cannot access more than your Net Cash Surrender Value (the Policy Value less the surrender charge and less any outstanding policy loan).

For more detailed information, see Summary of Principal Risks of Investing in the Policy.

Risks Associated with Investment Options
•  An investment in this Policy is subject to the risk of poor investment performance of the Portfolios you choose, and the value of an investment can vary depending on the investment performance of the Portfolios.

•  Each investment option (the Portfolios and the Fixed Accounts) has its own unique risks. The investment performance of the Portfolios will vary among each other, and the Portfolios may underperform similar mutual funds not available through the Variable Investment Options. Some Portfolios are riskier than others.

•  A discussion of the risks of allocating your premiums or Policy Value to one or more Portfolios can be found in the prospectuses for the Portfolios. You should review the prospectuses for the Portfolios before making an investment decision.

•  Premiums and Policy Value allocated to the Traditional Fixed Account Option may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account Option.

For more detailed information, see Summary of Principal Risks of Investing in the Policy; Appendix A — Portfolios Available Under the Policy; Appendix B — Fixed Account Options.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company, including:

•  Any obligations, guarantees, and benefits of the Policy (including the Fixed Account Options), are subject to the claims-paying ability and financial strength of the Company.

•  There are risks relating to the Company’s administration of the Policy, including cybersecurity and infectious disease outbreak risks.

•  If the Company experiences financial distress, it may not be able to meet its obligations to you.

•  More information about the Company, including its financial strength ratings, is available upon request from the Company at 1‑800‑523‑0650.

For more detailed information, see The Penn Insurance and Annuity Company; Financial Statements; Summary of Principal Risks of Investing in the Policy — Insurance Company Risks; Other Information.

Policy Lapse
Your Policy can lapse even if you pay all of the planned premiums on time.

•  When a Policy lapses, it has no value, and no benefits are paid upon the death of either insured. You will also lose the principal invested.

•  A Policy can lapse if the Net Cash Surrender Value is insufficient to pay the Policy charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and Policy charges (including increases in those charges).

•  The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges, including any loan interest due, and the greater the risk of the Policy lapsing.

•  A Policy lapse may have tax consequences.

•  If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy.

The No‑Lapse Guarantee Rider can prevent the Policy from lapsing if the No‑Lapse Guarantee Rider Requirement is satisfied.

For more detailed information, see Summary of Principal Risks of Investing in the Policy; What Payments Must I Make Under the Policy? — Lapse and Reinstatement; What Are the Supplemental Riders That Are Available? — No‑Lapse Guarantee Rider; How is the Policy Treated Under Federal Income Tax Law? — Policy Loans.

Investment Restrictions [Text Block]

Investments
•  You can allocate your Net Premiums to the Variable Investment Options (that invest in the Portfolios) and the Fixed Account Options.

•  The minimum amount that you can transfer generally is $25.

•  The maximum amount that you can transfer out of the Traditional Fixed Account in any Policy Year is the greatest of (a) 25% of the amount in the Traditional Fixed Account at the previous Policy anniversary, (b) $5,000, or (c) the total amount transferred out of that account in the previous policy year.

•  The Company reserves the right to remove or substitute any of the Portfolios as Investment Options that are available under the Policy.

•  In addition, we may limit your ability to make transfers involving the Variable Investment Options if a transfer may disadvantage or potentially harm or hurt the rights or interests of other policy owners.

•  We will also reject or reverse a transfer request if for any reason any of the Portfolios do not accept the purchase of its shares.

For more detailed information, see How Are Amounts Credited to the Separate Account?; How Can I Change the Policy’s Investment Allocations?

Optional Benefit Restrictions [Text Block]

Optional Benefits
•  We may impose restrictions and limitations on your choice of Investment Options in order to keep the No‑Lapse Guarantee Rider in effect, but we currently do not enforce any such restrictions.

•  A change in Specified Amount; the addition, deletion, or change of any riders; or a change in either insured’s rate class may impact the No‑Lapse Guarantee rider, and may require the payment of additional premiums to maintain the rider’s guarantee.

•  We may stop offering an optional benefit at any time.

For more detailed information, see What Are the Supplemental Riders That Are Available?

Tax Implications [Text Block]

Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

•  If you purchase the Policy through a tax‑qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.

•  Earnings on your Policy (if any) are taxed when you withdraw them (or if a Policy loan is not repaid), at ordinary income tax rates, and may be subject to an additional tax before the younger of the insureds attains age 59 1⁄2.

For more detailed information, see Summary of Principal Risks of Investing in the Policy — Taxes and Tax Risks; How Is the Policy Treated Under Federal Income Tax Law?

Investment Professional Compensation [Text Block]

Investment Professional Compensation
Your investment professional may receive compensation for selling this Policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and the Company may share the revenue it earns on this Policy with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).

For these reasons, these investment professionals may have a financial incentive to recommend this Policy over another policy or investment.

For more detailed information, see Distribution Arrangements.

Exchanges [Text Block]

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of the one you own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing policy.

For more detailed information, see What Payments Must I Make Under the Policy? — Tax‑Free “Section 1035” Insurance Policy Exchanges.

Item 4. Fee Table [Text Block]
TABLE OF FEES AND EXPENSES
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy or making withdrawals. Please refer to your Policy Specifications Page (Section 1 of your Policy) for information about the specific fees you will pay each year based on the options you have elected. (See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.)
The first table describes the fees and expenses that you will pay when you make a premium payment, surrender the Policy, make a withdrawal, or transfer Policy Value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Percent of Premium Charge	When a premium is paid.	Maximum Charge: 10% of each premium payment1

Surrender Charge[2]

Guaranteed Maximum Charges	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	Maximum of $40.00 to minimum of $8.02 per $1000 of Specified Amount or decrease in Specified Amount.[3]

Surrender Charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55 in the first policy year

Maximum Charge	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	$19.46 per $1000 of Specified Amount or decrease in Specified Amount.[3]

Partial Withdrawal Processing Fee	When you take a partial withdrawal from your Policy.	Lesser of $25 or 2.0% of the amount withdrawn.

Transfer Charge	When you make a transfer.	Maximum Charge $10.00 Current charge $0.004

Accelerated Death Benefit Rider	When Benefit is Exercised
One time charge of 12 months’ worth of policy charges on the accelerated amount, plus
12 months’ worth of interest charges on the accelerated amount. The interest rate will be the greater of (a) the current
90‑day Treasury bill rate, or
(b) the current maximum statutory adjustable policy loan
rate.[5]

1	The percent of premium charge imposed is currently reduced to 7% on premiums paid in the second policy year and thereafter. This reduction is not guaranteed and may change.
2
The actual maximum surrender charge will equal the surrender charge premium multiplied by the appropriate surrender factor. The surrender factor is equal to 100% in the first policy year and grades to 0% in the 16th year. The surrender charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of both insureds, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest surrender charges, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the surrender charge under a Policy issued to a pair of individuals who are representative of individuals we insure. The surrender charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your surrender charge premium. More detailed information concerning your surrender charge is available from our administrative offices upon request. For additional information on the surrender charges, see What Are the Fees and Charges Under the Policy? — Surrender Charge in this prospectus.
3	The maximum amount reflects the charge that may be assessed in the first policy year.
4
No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year.

5
The maximum statutory adjustable policy loan rate is a rate established by the Company from time to time in accordance with state law. You can contact us or your registered representative to determine the interest rate that will apply to you if you choose to exercise this benefit. See How Do I Communicate With The Company?

The next table describes charges that a policy owner may pay periodically during the time you own the Policy. The charges do not include fees and expenses incurred by the Portfolios that serve as Investment Options under the Policy.

Periodic Charges Under the Policy Other Than The Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Base Contract Charges:

Cost of Insurance Charges[1]:

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $83.33 to minimum of $0 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55

Maximum Charge	Monthly	$0.00066 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.00060 per $1,000 of Net Amount at Risk.

Expense charge per $1,000 of Specified Amount[2]

Maximum Charge	Monthly, for the first 240 months after the policy date	Maximum of $2.40 per $1,000 of Specified Amount of insurance to minimum of $0.280 per $1,000 of Specified Amount of insurance

Current Charge	Monthly, for the first 120 months after the policy date	Maximum of $0.650 per $1,000 of Specified Amount of insurance to minimum of $0.145 per $1,000 of Specified Amount of insurance

Periodic Charges Under the Policy Other Than The Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55

Maximum Charge	Monthly	$0.90 per $1,000 of initial Specified Amount of insurance.

Current Charge	Monthly	$0.285 per $1,000 of initial Specified Amount of insurance

Mortality and Expense Risk Asset Charge

Maximum Charge	Monthly	0.10% monthly (annual rate of 1.25%) of Policy Value allocated to the Separate Account

Current Charge	Monthly	0.10% monthly (annual rate of 1.25%) in policy years 1 — 10 and 0.02% monthly (annual rate of 0.25%) in policy years 11+ of the Policy Value allocated to the Separate Account

Per Policy Expense Charge	Monthly	Guaranteed Maximum $50.00 in policy year 1 and $15.00 in policy years 2+ Current charge $50.00 in policy year 1 and $15.00 in policy years 2+

Optional Benefit Charges:

Policy Loans[3] Net Interest Charge[4]	End of each policy year.

Maximum (Guaranteed) Charge		Annual rate of 1.00% until year 11 and then an annual rate of 0.50% (after credit from interest paid on collateral held in policy loan account).[5]

Current Charge		Annual rate of 1.00% until year 11 and then an annual rate of 0.25% (after credit from interest paid on collateral held in policy loan account)

Estate Preservation Term Rider

Cost of Insurance Charges6

Maximum Charges	Monthly for first 4 policy years	Maximum of $83.33 to minimum of $0, per $1,000 of benefit amount.

Current Charges	Monthly for first 4 policy years	Maximum of $83.33 to minimum of $0, per $1,000 of benefit amount.

Periodic Charges Under the Policy Other Than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55

Maximum Charge	Monthly for first 4 policy years	$0.00066, per $1,000 of benefit amount.

Current Charge	Monthly for first 4 policy years	$0.00060, per $1,000 of benefit amount.
1
The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of both insureds, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for a pair of insureds, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Policy issued to individuals who are representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insureds’ age and risk classifications, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Insurance Charge in this prospectus.

2
The Expense Charges per $1,000 under the Policy vary depending on the risk classification, sex, and age of both insureds and the amount of insurance specified in the Policy. The table shows the lowest and the highest expense charges for a pair of insureds, based on our current rates and on guaranteed maximum rates. The table also shows the first year expense charges under a Policy issued to individuals who are representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum expense charges. More detailed information concerning your expense charges is available from our administrative offices upon request. For additional information on expense charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount in this prospectus.

3
You may borrow up to 95% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account on a pro‑rata basis and is transferred to a policy loan account, as collateral for the loan. See What Is a Policy Loan? in this prospectus and Appendix B for additional information about Policy Loans.

4	Net Interest Charge for a Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the policy loan account.
5
The policy loan account is guaranteed to earn interest at 5.00% during the first ten policy years and 5.50% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.00% and 0.50% thereafter. The policy loan account currently earns interest at 5.00% during the first 10 policy years and 5.75% thereafter. On a current basis, the Net Interest Charge during the first 10 policy years is 1.00% and 0.25% thereafter.

6
The cost of insurance charges under the Riders vary depending on the individual circumstances of both insureds, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest cost of insurance charges for a pair of insureds, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Rider issued to individuals who are representative of individuals we insure. The specifications pages of the Policy will indicate the guaranteed maximum cost of insurance charge for the Rider applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon both insureds’ age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Riders That I Can Buy? in this prospectus.

Portfolios’ Annual Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. Portfolio expenses may be higher or lower in the future. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in Appendix A to this Prospectus.

Annual Portfolio Expenses[1]	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)	0.11%	0.34%
1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2024 expenses. We have not verified the accuracy of the information provided by the Portfolios.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay when you make a premium payment, surrender the Policy, make a withdrawal, or transfer Policy Value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Percent of Premium Charge	When a premium is paid.	Maximum Charge: 10% of each premium payment1

Surrender Charge[2]

Guaranteed Maximum Charges	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	Maximum of $40.00 to minimum of $8.02 per $1000 of Specified Amount or decrease in Specified Amount.[3]

Surrender Charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55 in the first policy year

Maximum Charge	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	$19.46 per $1000 of Specified Amount or decrease in Specified Amount.[3]

Partial Withdrawal Processing Fee	When you take a partial withdrawal from your Policy.	Lesser of $25 or 2.0% of the amount withdrawn.

Transfer Charge	When you make a transfer.	Maximum Charge $10.00 Current charge $0.004

Accelerated Death Benefit Rider	When Benefit is Exercised
One time charge of 12 months’ worth of policy charges on the accelerated amount, plus
12 months’ worth of interest charges on the accelerated amount. The interest rate will be the greater of (a) the current
90‑day Treasury bill rate, or
(b) the current maximum statutory adjustable policy loan
rate.[5]

1	The percent of premium charge imposed is currently reduced to 7% on premiums paid in the second policy year and thereafter. This reduction is not guaranteed and may change.
2
The actual maximum surrender charge will equal the surrender charge premium multiplied by the appropriate surrender factor. The surrender factor is equal to 100% in the first policy year and grades to 0% in the 16th year. The surrender charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of both insureds, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest surrender charges, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the surrender charge under a Policy issued to a pair of individuals who are representative of individuals we insure. The surrender charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your surrender charge premium. More detailed information concerning your surrender charge is available from our administrative offices upon request. For additional information on the surrender charges, see What Are the Fees and Charges Under the Policy? — Surrender Charge in this prospectus.
3	The maximum amount reflects the charge that may be assessed in the first policy year.
4
No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year.

5
The maximum statutory adjustable policy loan rate is a rate established by the Company from time to time in accordance with state law. You can contact us or your registered representative to determine the interest rate that will apply to you if you choose to exercise this benefit. See How Do I Communicate With The Company?

Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	When a premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	10.00%	[1]
Sales Load, Footnotes [Text Block]	The percent of premium charge imposed is currently reduced to 7% on premiums paid in the second policy year and thereafter. This reduction is not guaranteed and may change.
Transfer Fee, Footnotes [Text Block]	No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year.
Periodic Charges [Table Text Block]
The next table describes charges that a policy owner may pay periodically during the time you own the Policy. The charges do not include fees and expenses incurred by the Portfolios that serve as Investment Options under the Policy.

Periodic Charges Under the Policy Other Than The Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Base Contract Charges:

Cost of Insurance Charges[1]:

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $83.33 to minimum of $0 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55

Maximum Charge	Monthly	$0.00066 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.00060 per $1,000 of Net Amount at Risk.

Expense charge per $1,000 of Specified Amount[2]

Maximum Charge	Monthly, for the first 240 months after the policy date	Maximum of $2.40 per $1,000 of Specified Amount of insurance to minimum of $0.280 per $1,000 of Specified Amount of insurance

Current Charge	Monthly, for the first 120 months after the policy date	Maximum of $0.650 per $1,000 of Specified Amount of insurance to minimum of $0.145 per $1,000 of Specified Amount of insurance

Periodic Charges Under the Policy Other Than The Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55

Maximum Charge	Monthly	$0.90 per $1,000 of initial Specified Amount of insurance.

Current Charge	Monthly	$0.285 per $1,000 of initial Specified Amount of insurance

Mortality and Expense Risk Asset Charge

Maximum Charge	Monthly	0.10% monthly (annual rate of 1.25%) of Policy Value allocated to the Separate Account

Current Charge	Monthly	0.10% monthly (annual rate of 1.25%) in policy years 1 — 10 and 0.02% monthly (annual rate of 0.25%) in policy years 11+ of the Policy Value allocated to the Separate Account

Per Policy Expense Charge	Monthly	Guaranteed Maximum $50.00 in policy year 1 and $15.00 in policy years 2+ Current charge $50.00 in policy year 1 and $15.00 in policy years 2+

Optional Benefit Charges:

Policy Loans[3] Net Interest Charge[4]	End of each policy year.

Maximum (Guaranteed) Charge		Annual rate of 1.00% until year 11 and then an annual rate of 0.50% (after credit from interest paid on collateral held in policy loan account).[5]

Current Charge		Annual rate of 1.00% until year 11 and then an annual rate of 0.25% (after credit from interest paid on collateral held in policy loan account)

Estate Preservation Term Rider

Cost of Insurance Charges6

Maximum Charges	Monthly for first 4 policy years	Maximum of $83.33 to minimum of $0, per $1,000 of benefit amount.

Current Charges	Monthly for first 4 policy years	Maximum of $83.33 to minimum of $0, per $1,000 of benefit amount.

Periodic Charges Under the Policy Other Than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55

Maximum Charge	Monthly for first 4 policy years	$0.00066, per $1,000 of benefit amount.

Current Charge	Monthly for first 4 policy years	$0.00060, per $1,000 of benefit amount.
1
The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of both insureds, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for a pair of insureds, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Policy issued to individuals who are representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insureds’ age and risk classifications, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Insurance Charge in this prospectus.

2
The Expense Charges per $1,000 under the Policy vary depending on the risk classification, sex, and age of both insureds and the amount of insurance specified in the Policy. The table shows the lowest and the highest expense charges for a pair of insureds, based on our current rates and on guaranteed maximum rates. The table also shows the first year expense charges under a Policy issued to individuals who are representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum expense charges. More detailed information concerning your expense charges is available from our administrative offices upon request. For additional information on expense charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount in this prospectus.

3
You may borrow up to 95% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account on a pro‑rata basis and is transferred to a policy loan account, as collateral for the loan. See What Is a Policy Loan? in this prospectus and Appendix B for additional information about Policy Loans.

4	Net Interest Charge for a Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the policy loan account.
5
The policy loan account is guaranteed to earn interest at 5.00% during the first ten policy years and 5.50% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.00% and 0.50% thereafter. The policy loan account currently earns interest at 5.00% during the first 10 policy years and 5.75% thereafter. On a current basis, the Net Interest Charge during the first 10 policy years is 1.00% and 0.25% thereafter.

6
The cost of insurance charges under the Riders vary depending on the individual circumstances of both insureds, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest cost of insurance charges for a pair of insureds, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Rider issued to individuals who are representative of individuals we insure. The specifications pages of the Policy will indicate the guaranteed maximum cost of insurance charge for the Rider applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon both insureds’ age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Riders That I Can Buy? in this prospectus.

Insurance Cost, Description [Text Block]	Cost of Insurance Charges	[2]
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of both insureds, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for a pair of insureds, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Policy issued to individuals who are representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insureds’ age and risk classifications, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Insurance Charge in this prospectus.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Asset Charge
Optional Benefit Charge, When Deducted [Text Block]	End of each policy year.
Optional Benefit Expense, Footnotes [Text Block]
3
You may borrow up to 95% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account on a pro‑rata basis and is transferred to a policy loan account, as collateral for the loan. See What Is a Policy Loan? in this prospectus and Appendix B for additional information about Policy Loans.

4	Net Interest Charge for a Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the policy loan account.
5
The policy loan account is guaranteed to earn interest at 5.00% during the first ten policy years and 5.50% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.00% and 0.50% thereafter. The policy loan account currently earns interest at 5.00% during the first 10 policy years and 5.75% thereafter. On a current basis, the Net Interest Charge during the first 10 policy years is 1.00% and 0.25% thereafter.

Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. Portfolio expenses may be higher or lower in the future. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in Appendix A to this Prospectus.

Annual Portfolio Expenses[1]	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)	0.11%	0.34%
1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2024 expenses. We have not verified the accuracy of the information provided by the Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2024 expenses. We have not verified the accuracy of the information provided by the Portfolios.
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE POLICY
Many benefits of the Survivorship Protection Variable Universal Life insurance policies have a corresponding risk, and both benefits and risks should be considered before you purchase a Policy. More complete and detailed information about these features is provided later in this prospectus and in the SAI.
Investment Risk
The value of your Policy, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Net Cash Surrender Value. If the Variable Investment Options you select for your Policy perform poorly you could lose money, including some or all of the premiums paid. Each Variable Investment Option invests in a Portfolio, and a comprehensive discussion of the investment risks of each of the Portfolios may be found in the prospectus for each of the Portfolios.
Each Portfolio has its own investment objective and investment strategy. The investment performance of each will vary, and some Portfolios are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Portfolios. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your premium and Policy Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Portfolio carefully.
The value of your Policy may also be invested in Fixed Account Options. Premiums and Policy Value allocated to the Traditional Fixed Account Option may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account Option. There is a risk that other Investment Options will perform more favorably than the Traditional Fixed Account Option while your Policy Value remains there.
In addition, a variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.
Risk of Lapse
Your Policy can lapse even if you pay all of the planned premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of either the first or the second insured to die. You may also lose the principal invested.
Specifically, your Policy may terminate, or lapse, if the Net Cash Surrender Value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy) and the provisions of the No‑Lapse Guarantee Rider are not satisfied. This can happen because you have not paid enough premium, because the investment performance of the Variable Investment Options you have allocated premiums or Policy Value to has been poor, because of charges we deduct, because of withdrawals you make, because of Policy loans you take, or because of a combination of these factors. We will notify you how much additional premium you will need to pay to keep the Policy in force. You will have a 61‑day grace period to make that payment. Subject to certain conditions, including payment of a minimum amount of premium, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if either insured is alive.
The No‑Lapse Guarantee Rider can prevent Policy lapse if you meet the requirements of the rider’s guarantee. However, if you change your Specified Amount; add, remove, or change any riders; or if there is a change in either insured’s rate class, it may impact the No‑Lapse Guarantee rider, and you may be required to pay additional premiums to maintain the rider’s guarantee.
Policy Loan Risks
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a policy anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.
A loan, repaid or not, has a permanent effect on your Policy Value. The effect could be favorable if the Variable Investment Options earn less than the interest rate credited on the Policy Loan Account, or unfavorable, if the Investment Options earn more. The longer a loan is outstanding, the greater the effect on your Net Cash Surrender Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the death benefit proceeds that might otherwise be paid.
Unless your Policy qualifies as a modified endowment contract, policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a Policy surrender or lapse will result in a taxable event for you. If a Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.
Liquidity Risk; Limitations on Access to Policy Value
The Policy is generally not a liquid investment. Surrender charges will apply during the first 15 policy years (the surrender charge period). The Policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Policy Value through surrenders and partial withdrawals, including surrender charges, partial withdrawal fees, possible tax consequences, adverse impacts on Policy benefits, increased risk of Policy lapse, and administrative requirements. You generally cannot access your entire Policy Value, only your Net Cash Surrender Value.
A withdrawal will reduce your Policy’s Cash Surrender Value by the amount withdrawn, and could reduce your death benefit. If the Policy’s Net Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deductions, then your Policy may lapse and terminate. A withdrawal may also reduce your Policy’s Specified Amount and may have adverse tax consequences.
Accessing Policy Value through policy loans also has costs, increases the risk of Policy lapse, may have adverse tax consequences, and may negatively impact your Cash Surrender Value and other Policy benefits.
Risk of an Increase in Fees and Expenses
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See Table of Fees and Expenses above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force. The Company could also add new charges for federal and state and local taxes (see Are There Other Charges That The Company Could Deduct In The Future?).
In addition, the operating expenses of the Portfolios are not guaranteed and may increase (or decrease). Although some Portfolios may have expense limitation agreements, those agreements are temporary.
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are generally not subject to federal income tax but may be subject to federal and state estate taxes. The section of this prospectus entitled “How Is the Policy Treated Under Federal Income Tax Law” describes a number of tax issues that may arise in connection with the Policy. These risks include, but are not limited to: (1) that the Policy may not qualify as life insurance for tax purposes; (2) that you could be treated as the owner of your Policy’s pro rata portion of the assets of the Variable Investment Options; (3) the possibility that the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) the possibility of adverse tax consequences if the Policy remains in force beyond the policy anniversary nearest the younger insured’s 121st birthday; and (5) the possibility that the Internal Revenue Service (“IRS”) may treat a loan as a taxable distribution if the net interest rate spread (the difference between the interest rate charged on the loan and the interest rate credited to the Policy Loan Account) is zero or very low. In addition, the present federal income tax laws that apply to your Policy may change, or the IRS may change current interpretations thereof (and any such change could have retroactive effect).
The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other tax advisers for more complete information.
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policy owners. We have limitations and restrictions on transfer activity, but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policy owners. Potentially harmful transfer activity could result in reduced investment performance results for one or more Variable Investment Options, due to among other things:
•	portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
•	increased administrative and portfolio brokerage expenses; and/or
•	dilution of the interests of long-term investors.
A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep policy owner information confidential).
Unlike the assets in our Separate Account, the assets in our General Account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other businesses. Our ability to pay general account guarantees, including amounts under the Fixed Account Options, the death benefit, and other insurance guarantees, is subject to our financial strength and claims paying ability.
Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, policy activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man‑made disasters, hacking, criminal activity, pandemics, utility outages, geo‑political or military conflict, and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks.
Cyberattacks may interfere with policy transaction processing, or cause the release, modification, and/or destruction of policy owner or business information including the securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios or our service providers will avoid losses affecting policies that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability and privacy of policy owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Policy owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning. There can be no assurance that these policies, procedures and controls will be effective or successful.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
How Much Life Insurance Does the Policy Provide?
In your application for the Policy, you tell us how much life insurance coverage you want on the lives of the insureds. This is called the Specified Amount of insurance. It is generally referred to as a “Level Death Benefit.” The minimum Specified Amount of insurance that you can purchase is $200,000. Insurance coverage under the Policy is effective on the policy date after we accept the application, receive the initial premium payment, and all underwriting and administrative requirements have been met.
Death Benefit
Upon the death of the second insured to die, we will pay the beneficiary the death benefit less the amount of any outstanding loan and any unpaid policy charges. The death benefit is the greater of (a) the Specified Amount of insurance, or (b) the applicable percentage of the Policy Value on the date of the death of the second insured to die. No death benefit is paid on the death of the first insured to die.
The Policy Value includes amounts in the Variable Investment Options and the Fixed Account Options.
The applicable percentages depend on the life insurance qualification test under the Code. We are currently only offering policies using the Cash Value Accumulation Test (CVAT) and the applicable percentages will vary by the attained age of the younger insured and the insurance risk characteristics. The “applicable percentages” are shown in the Table of Death Benefit Factors in the Policy. If the investment performance of the Investment Options you have chosen is favorable, then possibly the amount of the death benefit may increase. Favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all.
Death benefits are calculated based on values as of the date of death of the second insured to die. We will ordinarily pay the death benefit within seven days after receipt at our office of all the documents required for completion of the transaction in good order.
Can I Change Insurance Coverage Under the Policy?
You may decrease the Specified Amount of insurance, subject to the following conditions:
•	no change may be made in the first policy year;
•	no change may be made if it would cause the Policy not to qualify as life insurance under federal income tax law;
•	any decrease in the Specified Amount of insurance must be at least $10,000;
•	the Specified Amount after the decrease must be at least equal to the minimum Specified Amount under your Policy (generally $50,000); and

•	any decrease in the Specified Amount of insurance in the first five policy years will be subject to a surrender change.
Consequences of Changing Insurance Coverage
A change in the Specified Amount may impact the No‑Lapse Guarantee Rider. As a result, additional premiums may be required on the date of change in order to maintain the guarantee under the rider.
See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus for information about possible tax consequences of changing your insurance coverage under the Policy.

Item 11. Other Benefits Available (N-6) [Text Block]
In addition to the standard death benefit associated with your Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

NoLapse Guarantee Rider	This ensures that your Policy will not lapse when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction, as long as the No Lapse Guarantee Requirement is satisfied.	Standard
•  We will continue to deduct Monthly Deductions and the Policy will remain in force with a negative Policy Value.
•  We will continue to deduct loan interest and it will continue to accrue and be added to Policy Debt.
•  The No‑Lapse Guarantee Requirement depends on premiums paid and

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

special, hypothetical No‑ Lapse charges, deductions, interest rates, any policy loan, and other factors.
•  We reserve the right to impose Investment Option allocation requirements and restrictions, but we currently do not do so.
•  A change in Specified Amount; the addition, deletion, or change of any riders; or a change in either insured’s rate class may impact the rider, and may require the payment of additional premiums to maintain the rider’s guarantee.

PolicySplit Option Rider	This rider allows the joint policy to be exchanged for two individual fixed permanent policies, one on the life of each of the Insureds under this Policy, in the event of divorce or estate tax changes.	Standard as long as the older insured is age 79 or less and neither insured’s rate class is a substandard class as determined by the last time evidence of insurability was received
•  Conditions of policy exchange are: finalized divorce decree issued by a court of competent jurisdiction, repeal of the federal estate tax, elimination of or reduction to one‑half or less of the federal gross estate of the unlimited marital deduction under federal estate tax, or minimum 50% reduction of federal estate tax rates
•  Policy exchange must occur within 180 days following conditions of policy exchange

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

•  Policy must be in force and not be in a grace period at the time of the exchange
•  Owner must make written application for the exchange
•  Both Insureds must be alive on the Date of Exchange
•  Neither Insured ’s rate class is a substandard class as determined by the last time evidence of insurability was received
•  Owner must surrender all rights in this Policy in exchange for the new policies
•  The owner of each new policy must have an insurable interest in the insured
•  Owner must make any premium payment that would be necessary to keep each new policy in force for two months
•  The Specified Amount of each new policy must sum to the Specified Amount of this Policy in excess of any debt and must be such that each new policy will satisfy the requirements of Section 7702 of the Internal Revenue Code
•  An exchange of the Policy pursuant to this rider may have

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences of such an exchange.
•  The new policies may not be variable life insurance policies

SupplementalExchange Rider	Allows for the exchange of this Policy for a new policy on the life of one of the Insureds under this Policy and the life of a new Insured who has the same insurable relationship to the policy owner.	Standard
•  At the time of exchange the new Insured must have the same relationship to the remaining Insured as did the two Insureds in this Policy
•  New Insured must submit evidence of insurability satisfactory to PIA
•  New Insured must be at least 20 years of age on the birthday nearest the Policy Date of this Policy
•  The difference in the ages of the new Insured and the remaining Insured must not exceed 30 years.
•  Policy must be in force and not be in a grace period at the time of the exchange
•  Owner must make a written application for the exchange
•  Owner must make any premium payment which would be necessary

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

to keep the new policy in force for two months
•  Owner must surrender all rights to this Policy in exchange for the new policy
•  Owner must have an insurable interest in the new Insured
•  An exchange of the Policy pursuant to this rider does not qualify as a tax‑free exchange under section 1035 and may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences of such an exchange.

EstatePreservation Rider	Provides term insurance for four years equal to an elected Specified Amount for the purpose of covering estate taxes	Optional. Available at issue only.
•  Specified amount cannot exceed 125% of the total death benefit.
•  The two Insureds covered by this rider must be the same two Insureds covered by the base Policy.
•  Specified Amount of this rider may not be increased.

AcceleratedDeath Benefit Rider	Provides access to a portion of the death benefit while an insured is living, if that insured has a life expectancy of 12 months or less.	Standard for Policies with a Specified Amount greater than $50,000	• Minimum payment is $10,000. • Maximum payment is the lesser of $250,000 or 50% of the total death benefit amount. • A payment under this rider will reduce your Policy’s death benefit.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

•  Requires diagnosis of terminal illness and life expectancy by licensed physician (not an insured, owner, beneficiary, or a relative of any of them).
•  The accelerated death benefit is not available if both insured persons are living.
•  You should consult a tax adviser regarding receipt of this benefit.

ChronicIllness Accelerated Benefit Rider	Provides access to a portion of the death benefit while an insured is living, if that insured is certified with a Chronic Illness.	Standard for Policies with a Specified Amount greater than $50,000 and a maximum amount of $10,000,000 as long as the insureds meet our underwriting requirements
•  Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.
•  Limits apply to the Chronic Illness Accelerated Benefit Payments
•  Chronic Illness is defined in the rider (based on inability to perform specified Activities of Daily Living, or severe cognitive impairment).
•  Chronic illness must be certified by a licensed health care professional (not an insured, owner, or beneficiary or a relative of any of them).
•  The Chronic Illness accelerated death benefit is not available if both insured persons are living.
•  Upon each Chronic Illness Accelerated Benefit Payment, the

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

death benefit will be reduced by an amount greater than the payment amount.
•  In certain circumstances a payment under this rider may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.

FixedDollar Cost Averaging Account
Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re‑allocated each month to one or more of the Investment Options you select.
	Optional	• Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account. • Does not guarantee a profit or prevent a loss.

AssetRebalancing	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.	Optional	• Requires a minimum Policy Value of $1,000. • Does not guarantee a profit or prevent a loss.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

NoLapse Guarantee Rider	This ensures that your Policy will not lapse when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction, as long as the No Lapse Guarantee Requirement is satisfied.	Standard
•  We will continue to deduct Monthly Deductions and the Policy will remain in force with a negative Policy Value.
•  We will continue to deduct loan interest and it will continue to accrue and be added to Policy Debt.
•  The No‑Lapse Guarantee Requirement depends on premiums paid and

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

special, hypothetical No‑ Lapse charges, deductions, interest rates, any policy loan, and other factors.
•  We reserve the right to impose Investment Option allocation requirements and restrictions, but we currently do not do so.
•  A change in Specified Amount; the addition, deletion, or change of any riders; or a change in either insured’s rate class may impact the rider, and may require the payment of additional premiums to maintain the rider’s guarantee.

PolicySplit Option Rider	This rider allows the joint policy to be exchanged for two individual fixed permanent policies, one on the life of each of the Insureds under this Policy, in the event of divorce or estate tax changes.	Standard as long as the older insured is age 79 or less and neither insured’s rate class is a substandard class as determined by the last time evidence of insurability was received
•  Conditions of policy exchange are: finalized divorce decree issued by a court of competent jurisdiction, repeal of the federal estate tax, elimination of or reduction to one‑half or less of the federal gross estate of the unlimited marital deduction under federal estate tax, or minimum 50% reduction of federal estate tax rates
•  Policy exchange must occur within 180 days following conditions of policy exchange

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

•  Policy must be in force and not be in a grace period at the time of the exchange
•  Owner must make written application for the exchange
•  Both Insureds must be alive on the Date of Exchange
•  Neither Insured ’s rate class is a substandard class as determined by the last time evidence of insurability was received
•  Owner must surrender all rights in this Policy in exchange for the new policies
•  The owner of each new policy must have an insurable interest in the insured
•  Owner must make any premium payment that would be necessary to keep each new policy in force for two months
•  The Specified Amount of each new policy must sum to the Specified Amount of this Policy in excess of any debt and must be such that each new policy will satisfy the requirements of Section 7702 of the Internal Revenue Code
•  An exchange of the Policy pursuant to this rider may have

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences of such an exchange.
•  The new policies may not be variable life insurance policies

SupplementalExchange Rider	Allows for the exchange of this Policy for a new policy on the life of one of the Insureds under this Policy and the life of a new Insured who has the same insurable relationship to the policy owner.	Standard
•  At the time of exchange the new Insured must have the same relationship to the remaining Insured as did the two Insureds in this Policy
•  New Insured must submit evidence of insurability satisfactory to PIA
•  New Insured must be at least 20 years of age on the birthday nearest the Policy Date of this Policy
•  The difference in the ages of the new Insured and the remaining Insured must not exceed 30 years.
•  Policy must be in force and not be in a grace period at the time of the exchange
•  Owner must make a written application for the exchange
•  Owner must make any premium payment which would be necessary

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

to keep the new policy in force for two months
•  Owner must surrender all rights to this Policy in exchange for the new policy
•  Owner must have an insurable interest in the new Insured
•  An exchange of the Policy pursuant to this rider does not qualify as a tax‑free exchange under section 1035 and may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences of such an exchange.

EstatePreservation Rider	Provides term insurance for four years equal to an elected Specified Amount for the purpose of covering estate taxes	Optional. Available at issue only.
•  Specified amount cannot exceed 125% of the total death benefit.
•  The two Insureds covered by this rider must be the same two Insureds covered by the base Policy.
•  Specified Amount of this rider may not be increased.

AcceleratedDeath Benefit Rider	Provides access to a portion of the death benefit while an insured is living, if that insured has a life expectancy of 12 months or less.	Standard for Policies with a Specified Amount greater than $50,000	• Minimum payment is $10,000. • Maximum payment is the lesser of $250,000 or 50% of the total death benefit amount. • A payment under this rider will reduce your Policy’s death benefit.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

•  Requires diagnosis of terminal illness and life expectancy by licensed physician (not an insured, owner, beneficiary, or a relative of any of them).
•  The accelerated death benefit is not available if both insured persons are living.
•  You should consult a tax adviser regarding receipt of this benefit.

ChronicIllness Accelerated Benefit Rider	Provides access to a portion of the death benefit while an insured is living, if that insured is certified with a Chronic Illness.	Standard for Policies with a Specified Amount greater than $50,000 and a maximum amount of $10,000,000 as long as the insureds meet our underwriting requirements
•  Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.
•  Limits apply to the Chronic Illness Accelerated Benefit Payments
•  Chronic Illness is defined in the rider (based on inability to perform specified Activities of Daily Living, or severe cognitive impairment).
•  Chronic illness must be certified by a licensed health care professional (not an insured, owner, or beneficiary or a relative of any of them).
•  The Chronic Illness accelerated death benefit is not available if both insured persons are living.
•  Upon each Chronic Illness Accelerated Benefit Payment, the

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

death benefit will be reduced by an amount greater than the payment amount.
•  In certain circumstances a payment under this rider may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.

FixedDollar Cost Averaging Account
Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re‑allocated each month to one or more of the Investment Options you select.
	Optional	• Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account. • Does not guarantee a profit or prevent a loss.

AssetRebalancing	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.	Optional	• Requires a minimum Policy Value of $1,000. • Does not guarantee a profit or prevent a loss.

Item 18. Portfolio Companies (N-6) [Text Block]
The following is a list of Portfolios available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://www.pennmutual.com/for‑individuals‑and‑businesses/performance‑and‑rates. You can also request this information at no cost by calling 1‑800‑523‑0650 or sending an email request to FundOperations@pennmutual.com.
The current expenses and investment performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and investment performance would be lower if these other charges were included. Each Portfolio’s past investment performance is not necessarily an indication of future investment performance.

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Vanguard Variable Insurance Fund
Domestic Large Blend	Equity Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	24.84%	14.36%	12.95%
Domestic Large Blend	Total Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	23.71%	13.67%	12.37%
Intermediate- Term Bond	Global Bond Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	2.03%	-0.23%	1.04%[1]
Domestic Mid Blend	Mid‑Cap Index Portfolio The Vanguard Group, Inc. (Adviser)	0.17%	15.08%	9.70%	9.41%
Moderate Allocation	Moderate Allocation Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	10.32%	6.06%	6.52%
Intermediate- Term Bond	Total Bond Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	1.24%	-0.39%	1.25%
International Large Blend	Total International Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.11%	5.06%	4.23%	4.19%[1]
Conservative Allocation	Conservative Allocation Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	7.49%	4.04%	4.90%
Moderate Allocation	Balanced Portfolio Wellington Management Company LLP (Adviser)	0.20%	14.80%	8.18%	8.37%

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Domestic Large Growth	Capital Growth Portfolio PRIMECAP Management Company (Adviser)	0.34%	13.41%	11.86%	12.37%
Domestic Large Value	Diversified Value Portfolio Hotchkis and Wiley Capital Management LLC (Adviser) and Lazard Asset Management LLC (Adviser)	0.28%	14.89%	12.24%	9.76%
Domestic Large Value	Equity Income Portfolio Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)	0.29%	15.12%	9.85%	9.89%
Domestic Large Growth	Growth Portfolio Wellington Management Company LLP (Adviser)	0.34%	33.14%	15.96%	14.67%
High Yield Bond	High Yield Bond Portfolio Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)	0.24%	6.30%	3.37%	4.53%
International Large Growth	International Portfolio Baillie Gifford Overseas Ltd. (Adviser) Schroder Investment Management North America Inc. (Adviser)	0.31%	9.01%	6.27%	8.40%
Real Estate	Real Estate Index Portfolio The Vanguard Group, Inc. (Adviser)	0.26%	4.74%	2.84%	4.99%
Domestic Small Growth	Small Company Growth Portfolio ArrowMark Colorado Holdings, LLC (Adviser) The Vanguard Group, Inc. (Adviser)	0.29%	11.38%	6.96%	8.66%
1	Since inception (9/7/2017).

Prospectuses Available [Text Block]	The following is a list of Portfolios available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://www.pennmutual.com/for‑individuals‑and‑businesses/performance‑and‑rates. You can also request this information at no cost by calling 1‑800‑523‑0650 or sending an email request to FundOperations@pennmutual.com.
Portfolio Companies [Table Text Block]
The current expenses and investment performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and investment performance would be lower if these other charges were included. Each Portfolio’s past investment performance is not necessarily an indication of future investment performance.

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Vanguard Variable Insurance Fund
Domestic Large Blend	Equity Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	24.84%	14.36%	12.95%
Domestic Large Blend	Total Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	23.71%	13.67%	12.37%
Intermediate- Term Bond	Global Bond Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	2.03%	-0.23%	1.04%[1]
Domestic Mid Blend	Mid‑Cap Index Portfolio The Vanguard Group, Inc. (Adviser)	0.17%	15.08%	9.70%	9.41%
Moderate Allocation	Moderate Allocation Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	10.32%	6.06%	6.52%
Intermediate- Term Bond	Total Bond Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	1.24%	-0.39%	1.25%
International Large Blend	Total International Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.11%	5.06%	4.23%	4.19%[1]
Conservative Allocation	Conservative Allocation Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	7.49%	4.04%	4.90%
Moderate Allocation	Balanced Portfolio Wellington Management Company LLP (Adviser)	0.20%	14.80%	8.18%	8.37%

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Domestic Large Growth	Capital Growth Portfolio PRIMECAP Management Company (Adviser)	0.34%	13.41%	11.86%	12.37%
Domestic Large Value	Diversified Value Portfolio Hotchkis and Wiley Capital Management LLC (Adviser) and Lazard Asset Management LLC (Adviser)	0.28%	14.89%	12.24%	9.76%
Domestic Large Value	Equity Income Portfolio Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)	0.29%	15.12%	9.85%	9.89%
Domestic Large Growth	Growth Portfolio Wellington Management Company LLP (Adviser)	0.34%	33.14%	15.96%	14.67%
High Yield Bond	High Yield Bond Portfolio Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)	0.24%	6.30%	3.37%	4.53%
International Large Growth	International Portfolio Baillie Gifford Overseas Ltd. (Adviser) Schroder Investment Management North America Inc. (Adviser)	0.31%	9.01%	6.27%	8.40%
Real Estate	Real Estate Index Portfolio The Vanguard Group, Inc. (Adviser)	0.26%	4.74%	2.84%	4.99%
Domestic Small Growth	Small Company Growth Portfolio ArrowMark Colorado Holdings, LLC (Adviser) The Vanguard Group, Inc. (Adviser)	0.29%	11.38%	6.96%	8.66%
1	Since inception (9/7/2017).

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Risk
The value of your Policy, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Net Cash Surrender Value. If the Variable Investment Options you select for your Policy perform poorly you could lose money, including some or all of the premiums paid. Each Variable Investment Option invests in a Portfolio, and a comprehensive discussion of the investment risks of each of the Portfolios may be found in the prospectus for each of the Portfolios.
Each Portfolio has its own investment objective and investment strategy. The investment performance of each will vary, and some Portfolios are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Portfolios. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your premium and Policy Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Portfolio carefully.
The value of your Policy may also be invested in Fixed Account Options. Premiums and Policy Value allocated to the Traditional Fixed Account Option may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account Option. There is a risk that other Investment Options will perform more favorably than the Traditional Fixed Account Option while your Policy Value remains there.
In addition, a variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.

Risk of Lapse [Member]
Prospectus:
Principal Risk [Text Block]
Risk of Lapse
Your Policy can lapse even if you pay all of the planned premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of either the first or the second insured to die. You may also lose the principal invested.
Specifically, your Policy may terminate, or lapse, if the Net Cash Surrender Value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy) and the provisions of the No‑Lapse Guarantee Rider are not satisfied. This can happen because you have not paid enough premium, because the investment performance of the Variable Investment Options you have allocated premiums or Policy Value to has been poor, because of charges we deduct, because of withdrawals you make, because of Policy loans you take, or because of a combination of these factors. We will notify you how much additional premium you will need to pay to keep the Policy in force. You will have a 61‑day grace period to make that payment. Subject to certain conditions, including payment of a minimum amount of premium, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if either insured is alive.
The No‑Lapse Guarantee Rider can prevent Policy lapse if you meet the requirements of the rider’s guarantee. However, if you change your Specified Amount; add, remove, or change any riders; or if there is a change in either insured’s rate class, it may impact the No‑Lapse Guarantee rider, and you may be required to pay additional premiums to maintain the rider’s guarantee.

Policy Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]
Policy Loan Risks
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a policy anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.
A loan, repaid or not, has a permanent effect on your Policy Value. The effect could be favorable if the Variable Investment Options earn less than the interest rate credited on the Policy Loan Account, or unfavorable, if the Investment Options earn more. The longer a loan is outstanding, the greater the effect on your Net Cash Surrender Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the death benefit proceeds that might otherwise be paid.
Unless your Policy qualifies as a modified endowment contract, policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a Policy surrender or lapse will result in a taxable event for you. If a Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.

Liquidity Risk Limitations on Access to Policy Value [Member]
Prospectus:
Principal Risk [Text Block]
Liquidity Risk; Limitations on Access to Policy Value
The Policy is generally not a liquid investment. Surrender charges will apply during the first 15 policy years (the surrender charge period). The Policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Policy Value through surrenders and partial withdrawals, including surrender charges, partial withdrawal fees, possible tax consequences, adverse impacts on Policy benefits, increased risk of Policy lapse, and administrative requirements. You generally cannot access your entire Policy Value, only your Net Cash Surrender Value.
A withdrawal will reduce your Policy’s Cash Surrender Value by the amount withdrawn, and could reduce your death benefit. If the Policy’s Net Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deductions, then your Policy may lapse and terminate. A withdrawal may also reduce your Policy’s Specified Amount and may have adverse tax consequences.
Accessing Policy Value through policy loans also has costs, increases the risk of Policy lapse, may have adverse tax consequences, and may negatively impact your Cash Surrender Value and other Policy benefits.

Risk of an Increase in Fees and Expenses [Member]
Prospectus:
Principal Risk [Text Block]
Risk of an Increase in Fees and Expenses
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See Table of Fees and Expenses above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force. The Company could also add new charges for federal and state and local taxes (see Are There Other Charges That The Company Could Deduct In The Future?).
In addition, the operating expenses of the Portfolios are not guaranteed and may increase (or decrease). Although some Portfolios may have expense limitation agreements, those agreements are temporary.

Taxes and Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are generally not subject to federal income tax but may be subject to federal and state estate taxes. The section of this prospectus entitled “How Is the Policy Treated Under Federal Income Tax Law” describes a number of tax issues that may arise in connection with the Policy. These risks include, but are not limited to: (1) that the Policy may not qualify as life insurance for tax purposes; (2) that you could be treated as the owner of your Policy’s pro rata portion of the assets of the Variable Investment Options; (3) the possibility that the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) the possibility of adverse tax consequences if the Policy remains in force beyond the policy anniversary nearest the younger insured’s 121st birthday; and (5) the possibility that the Internal Revenue Service (“IRS”) may treat a loan as a taxable distribution if the net interest rate spread (the difference between the interest rate charged on the loan and the interest rate credited to the Policy Loan Account) is zero or very low. In addition, the present federal income tax laws that apply to your Policy may change, or the IRS may change current interpretations thereof (and any such change could have retroactive effect).
The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other tax advisers for more complete information.

Potentially Harmful Transfer Activity [Member]
Prospectus:
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policy owners. We have limitations and restrictions on transfer activity, but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policy owners. Potentially harmful transfer activity could result in reduced investment performance results for one or more Variable Investment Options, due to among other things:

•	portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;

•	increased administrative and portfolio brokerage expenses; and/or

•	dilution of the interests of long-term investors.
A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

Information Systems Technology Disruption and Cybersecurity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, policy activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man‑made disasters, hacking, criminal activity, pandemics, utility outages, geo‑political or military conflict, and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks.
Cyberattacks may interfere with policy transaction processing, or cause the release, modification, and/or destruction of policy owner or business information including the securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios or our service providers will avoid losses affecting policies that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability and privacy of policy owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Policy owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning. There can be no assurance that these policies, procedures and controls will be effective or successful.

Insurance Company Risks [Member]
Prospectus:
Principal Risk [Text Block]
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep policy owner information confidential).
Unlike the assets in our Separate Account, the assets in our General Account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other businesses. Our ability to pay general account guarantees, including amounts under the Fixed Account Options, the death benefit, and other insurance guarantees, is subject to our financial strength and claims paying ability.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]

Risk of Loss
You can lose money by investing in this Policy, including loss of your premiums (principal).

For more detailed information, see Summary of Principal Risks of Investing in the Policy; What is the Value of My Policy?

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

Not a Short‑Term Investment
This Policy is not designed for short- term investing and is not appropriate for an investor who needs ready access to cash.

The Policy is designed to provide a life insurance benefit or to help meet other long- term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy limits your ability to withdraw a portion of the Policy Value (also called cash value) through partial withdrawals or loans; you cannot access more than your Net Cash Surrender Value (the Policy Value less the surrender charge and less any outstanding policy loan).

For more detailed information, see Summary of Principal Risks of Investing in the Policy.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

Risks Associated with Investment Options
•  An investment in this Policy is subject to the risk of poor investment performance of the Portfolios you choose, and the value of an investment can vary depending on the investment performance of the Portfolios.

•  Each investment option (the Portfolios and the Fixed Accounts) has its own unique risks. The investment performance of the Portfolios will vary among each other, and the Portfolios may underperform similar mutual funds not available through the Variable Investment Options. Some Portfolios are riskier than others.

•  A discussion of the risks of allocating your premiums or Policy Value to one or more Portfolios can be found in the prospectuses for the Portfolios. You should review the prospectuses for the Portfolios before making an investment decision.

•  Premiums and Policy Value allocated to the Traditional Fixed Account Option may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account Option.

For more detailed information, see Summary of Principal Risks of Investing in the Policy; Appendix A — Portfolios Available Under the Policy; Appendix B — Fixed Account Options.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company, including:

•  Any obligations, guarantees, and benefits of the Policy (including the Fixed Account Options), are subject to the claims-paying ability and financial strength of the Company.

•  There are risks relating to the Company’s administration of the Policy, including cybersecurity and infectious disease outbreak risks.

•  If the Company experiences financial distress, it may not be able to meet its obligations to you.

•  More information about the Company, including its financial strength ratings, is available upon request from the Company at 1‑800‑523‑0650.

For more detailed information, see The Penn Insurance and Annuity Company; Financial Statements; Summary of Principal Risks of Investing in the Policy — Insurance Company Risks; Other Information.

Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]

Policy Lapse
Your Policy can lapse even if you pay all of the planned premiums on time.

•  When a Policy lapses, it has no value, and no benefits are paid upon the death of either insured. You will also lose the principal invested.

•  A Policy can lapse if the Net Cash Surrender Value is insufficient to pay the Policy charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and Policy charges (including increases in those charges).

•  The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges, including any loan interest due, and the greater the risk of the Policy lapsing.

•  A Policy lapse may have tax consequences.

•  If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy.

The No‑Lapse Guarantee Rider can prevent the Policy from lapsing if the No‑Lapse Guarantee Rider Requirement is satisfied.

For more detailed information, see Summary of Principal Risks of Investing in the Policy; What Payments Must I Make Under the Policy? — Lapse and Reinstatement; What Are the Supplemental Riders That Are Available? — No‑Lapse Guarantee Rider; How is the Policy Treated Under Federal Income Tax Law? — Policy Loans.

Equity Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equity Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Intermediate- Term Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group,Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Total International Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	International Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group,Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.19%	[3]
Capital Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Growth
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Diversified Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Value
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Value
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Growth Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Growth
Portfolio Company Adviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	33.14%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	14.67%
High Yield Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
International Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	International Portfolio
Portfolio Company Objective [Text Block]	International Large Growth
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Small Company Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Portfolio Company Objective [Text Block]	Domestic Small Growth
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Global Bond Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Intermediate- Term Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group,Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	1.04%	[3]
Mid Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Mid‑Cap Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Mid Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group,Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Conservative Allocation Portfolio
Portfolio Company Objective [Text Block]	Conservative Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group,Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Balanced Portfolio
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
No Lapse Guarantee Rider [Member]
Prospectus:
Name of Benefit [Text Block]	NoLapse Guarantee Rider
Purpose of Benefit [Text Block]	This ensures that your Policy will not lapse when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction, as long as the No Lapse Guarantee Requirement is satisfied.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• We will continue to deduct Monthly Deductions and the Policy will remain in force with a negative Policy Value.• We will continue to deduct loan interest and it will continue to accrue and be added to Policy Debt.• The No‑Lapse Guarantee Requirement depends on premiums paid andspecial, hypothetical No‑ Lapse charges, deductions, interest rates, any policy loan, and other factors.• We reserve the right to impose Investment Option allocation requirements and restrictions, but we currently do not do so.• A change in Specified Amount; the addition, deletion, or change of any riders; or a change in either insured’s rate class may impact the rider, and may require the payment of additional premiums to maintain the rider’s guarantee.
Benefits Description [Table Text Block]
No‑Lapse Guarantee Rider
This rider is automatically included with your Policy at no additional cost. This rider prevents the lapse of the Policy when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction for the following month as long as the No‑Lapse Guarantee Requirement is satisfied. The Rider may last until the Maturity Date of the Policy.
We will continue to deduct Monthly Deductions from the Policy Value while the Policy is in force under the Rider. The Policy will remain in force with a negative Policy Value if the No‑Lapse Guarantee
Requirement is satisfied. We will not credit interest to the negative Policy Value. The Death Benefit will not be reduced due to a negative Policy Value. Loan interest will continue to accrue and will be added to your Policy Debt.
No‑Lapse Guarantee Requirement (NLG Requirement) — On each Monthly Anniversary while this Policy is in force, the NLG Requirement is satisfied if the No‑Lapse Guarantee Account, less any Policy Debt, exceeds zero.
No‑Lapse Guarantee Account (NLGA) — The NLGA is only used to determine whether or not the NLG Requirement is satisfied. It is a hypothetical, or “phantom” account that has no actual value. It cannot be accessed or used for withdrawals or loans and does not impact the amount of the Net Cash Surrender Value or death benefit.
The NLGA is based on your premium payments, and special NLG policy charges and rates. The NLG rates and charges used to determine the NLGA are different from the rates and charges used to determine the actual value of your Policy. See the Additional Policy Specifications Page of your Policy for the NLG rates and charges.
Additional information regarding the NLG Rider is in the Statement of Additional Information.
Allocation Requirements — in order to keep this Rider in force, we reserve the right to establish:
•	a maximum percentage of the Policy Value to be permitted in certain Variable Investment Options and/or the Fixed Account; and/or
•	a minimum percentage of the Policy Value to be required in certain Variable Investment Options.
Should we choose to enforce these restrictions, we will provide advance notice to you. Such notice will identify the restriction percentages to be applied and the Variable Investment Options and/or Fixed Account(s) impacted. We will evaluate the imposition of these restrictions on an annual basis.
Example: Assume a 45 year old male non‑smoker and a 45 year old female non‑smoker purchase a Policy with a $500,000 base coverage (Specified Amount). If in year 30 the Net Cash Surrender Value is insufficient to cover the Monthly Deduction for the next month, then the Policy stays in force if the NLGA exceeds zero.

Name of Benefit [Text Block]	NoLapse Guarantee Rider
Policy Split Option Rider [Member]
Prospectus:
Name of Benefit [Text Block]	PolicySplit Option Rider
Purpose of Benefit [Text Block]	This rider allows the joint policy to be exchanged for two individual fixed permanent policies, one on the life of each of the Insureds under this Policy, in the event of divorce or estate tax changes.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Conditions of policy exchange are: finalized divorce decree issued by a court of competent jurisdiction, repeal of the federal estate tax, elimination of or reduction to one‑half or less of the federal gross estate of the unlimited marital deduction under federal estate tax, or minimum 50% reduction of federal estate tax rates• Policy exchange must occur within 180 days following conditions of policy exchange• Policy must be in force and not be in a grace period at the time of the exchange• Owner must make written application for the exchange• Both Insureds must be alive on the Date of Exchange• Neither Insured ’s rate class is a substandard class as determined by the last time evidence of insurability was received• Owner must surrender all rights in this Policy in exchange for the new policies• The owner of each new policy must have an insurable interest in the insured• Owner must make any premium payment that would be necessary to keep each new policy in force for two months• The Specified Amount of each new policy must sum to the Specified Amount of this Policy in excess of any debt and must be such that each new policy will satisfy the requirements of Section 7702 of the Internal Revenue Code• An exchange of the Policy pursuant to this rider may haveadverse tax consequences. Before you exercise your rights underthis rider, you should consult with a tax adviser regarding the possible tax consequences of such an exchange.• The new policies may not be variable life insurance policies
Benefits Description [Table Text Block]
Policy Split Option Rider
This rider allows the joint policy to be exchanged for two individual fixed permanent policies, one on the life of each of the Insureds, under this Policy in the event of divorce or estate tax changes. This rider is automatically included with your Policy at no extra cost provided that the older insured is age 79 or less and neither insured’s rate class is a substandard class as determined by the last time evidence of insurability was received.
The Policy Split Option Rider may be utilized if any one of the following Conditions of Exchange is met:
(a)	a divorce decree, issued, and entered, by a court of competent jurisdiction, has been finalized, dissolving the marriage of the Insureds.
(b)	the federal estate tax is repealed.
(c)	the unlimited marital deduction under federal estate tax law is eliminated or reduced to one‑half or less of the federal gross estate.

(d)	federal estate tax rates are reduced by 50% or more.
Within 180 days following the Conditions of Exchange set forth above, the Owner may exchange this Policy for two fixed permanent individual life insurance policies, one on the life of each of the Insureds under this Policy, subject to the following:
(a)	the Policy must be in force and must not be in a grace period at the time of the exchange.
(b)	the Owner must make a written application for the exchange.
(c)	both Insureds must be alive on the Date of Exchange.
(d)	neither Insured ’s rate class is a substandard class as determined by the last time evidence of insurability was received.
(e)	the Owner must surrender all rights in this Policy in exchange for the new policies.
(f)	the Owner of each new policy must have an insurable interest in the insured.
(g)	the owner must make any premium payment that would be necessary to keep each new policy in force for two months.
(h)
The Specified Amount of each new policy must sum to the Specified Amount of this Policy in excess of any debt and must be such that each new policy will satisfy the requirements of Section 7702 of the Internal Revenue Code.

(i)	The new policies may not be variable life insurance policies.
New policies will be subject to the rules of PIA as to amount and age at issue which are in effect on the Date of Exchange. The new policies will be issued at the ages of the Insureds on the birthday nearest the Date of Exchange. The applicable charges and policy form will be those in use by Us on the Date of Exchange. The Specified Amount of each new policy will be equal to specified percentages of the Specified Amount for this Policy in excess of the Policy Debt of this Policy subject to the following conditions:
•	the sum of the two percentages must equal 100%.
•	if the percentages are any amounts other than 50/50, evidence of insurability will be required on the policy where the percentage exceeds 50% (for the portion above 50%)
The Specified Amounts must comply with the Company’s rules as to minimum amount and must satisfy the requirements of Section 7702 of the IRS Code. Any existing Policy Debt on the Policy will be repaid by processing a partial withdrawal against the Policy Value at the time of the exchange and any applicable tax reporting will occur. The specified percentages of the remaining Policy Value of this Policy on the Date of the Exchange will be allocated as premium to each of the two new policies. Percent of premium charges will be applied to these premiums according to the terms of the new policies.
The Cash Surrender Value of each new policy on the date of the exchange will be the Policy Value of the new policy on the date of the exchange (after percent of premium charges for the new policy have been applied) less any applicable surrender charge for the new policy. The amount of surrender charge for the new policy will be calculated based on the Specified Amount of each new policy, and the age of the insured on the Date of Exchange. If the Net Cash Surrender Value of each of the policies is not sufficient to cover the policy deductions for the next two policy months, a new premium payment large enough to increase the Net Cash Surrender Value to a sufficient level will be required at the time of the exchange.
This rider terminates upon the first death of an Insured under this Policy, lapse of the Policy, the monthly anniversary which coincides with or next follows the older Insured’s 80th birthday, or full surrender of this Policy.
Example:  Assume a married couple each age 45 purchases a Policy with a $500,000 base coverage (Specified Amount). If 5 years after purchase the couple undergoes a divorce and there is no debt associated with the Policy, the Policy can be exchanged for two individual fixed permanent policies with Specified Amounts of $250,000 each.
An exchange of the Policy pursuant to this rider may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences of such an exchange.

Name of Benefit [Text Block]	PolicySplit Option Rider
Supplemental Exchange Rider [Member]
Prospectus:
Name of Benefit [Text Block]	SupplementalExchange Rider
Purpose of Benefit [Text Block]	Allows for the exchange of this Policy for a new policy on the life of one of the Insureds under this Policy and the life of a new Insured who has the same insurable relationship to the policy owner.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• At the time of exchange the new Insured must have the same relationship to the remaining Insured as did the two Insureds in this Policy• New Insured must submit evidence of insurability satisfactory to PIA• New Insured must be at least 20 years of age on the birthday nearest the Policy Date of this Policy• The difference in the ages of the new Insured and the remaining Insured must not exceed 30 years.• Policy must be in force and not be in a grace period at the time of the exchange• Owner must make a written application for the exchange• Owner must make any premium payment which would be necessaryto keep the new policy in force for two months• Owner must surrender all rights to this Policy in exchange for the new policy• Owner must have an insurable interest in the new Insured• An exchange of the Policy pursuant to this rider does not qualify as a tax‑free exchange under section 1035 and may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences of such an exchange.
Benefits Description [Table Text Block]
Supplemental Exchange Rider
This Rider allows for the exchange of this Policy for a new policy on the life of one of the Insureds under this Policy and the life of a new Insured who has the same insurable relationship to the policy owner.
The Conditions of Exchange are as follows:
(a)	at the time of exchange the new Insured must have the same relationship to the remaining insured as did the insured being replaced.
(b)	the new Insured must submit evidence of insurability satisfactory to Us.
(c)	the new Insured must be at least 20 years of age on the birthday nearest the Policy Date of this Policy
(d)	the difference in the ages of the new Insured and the remaining Insured must not exceed 30 years
(e)	the Policy must be in force and not be in a grace period at the time of the exchange
(f)	the owner must make a written application for the exchange
(g)	the owner must make any premium payment which would be necessary to keep the new policy in force for two months
(h)	the owner must surrender all rights to this Policy in exchange for the new policy
(i)	the owner must have an insurable interest in the new Insured
The New Policy Date is the same as original Policy Date. The Specified Amount of the new policy as stated on the application for exchange by the Owner must comply with rules of PIA as to minimum amount and must be such that the new policy meets the requirements of Section 7702 of the IRS Code. The Policy Value of the new policy will equal the Policy Value of the original Policy on the exchange date. Surrender charges applicable to the new policy are the same as the original Policy assuming that Policy had been issued on the lives of the two insureds prior to the exchange. The new policy will be subject to PIA’s rules regarding age at issue and will be subject to any Policy Debt on the original Policy.
This rider terminates upon the death of the second Insured to die under this Policy, lapse of the Policy, surrender of the Policy, maturity of the Policy, the date of exchange, or on the Monthly Anniversary that coincides with or next follows a written request from the Owner to terminate the rider.
Example:  Assume a married couple each age 45 purchase a Policy with a $500,000 base coverage (Specified Amount). If a divorce were to occur and the Insured remarries, the rider would allow for a new policy to be issued on the lives of the Insured and their new spouse.
An exchange of the Policy pursuant to this rider does not qualify as a tax‑free exchange under section 1035 and may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences of such an exchange.

Name of Benefit [Text Block]	SupplementalExchange Rider
ChronicIllness Accelerated Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	ChronicIllness Accelerated Benefit Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the death benefit while an insured is living, if that insured is certified with a Chronic Illness.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.• Limits apply to the Chronic Illness Accelerated Benefit Payments• Chronic Illness is defined in the rider (based on inability to perform specified Activities of Daily Living, or severe cognitive impairment).• Chronic illness must be certified by a licensed health care professional (not an insured, owner, or beneficiary or a relative of any of them).• The Chronic Illness accelerated death benefit is not available if both insured persons are living.• Upon each Chronic Illness Accelerated Benefit Payment, thedeath benefit will be reduced by an amount greater than the payment amount.• In certain circumstances a payment under this rider may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.
Benefits Description [Table Text Block]
Chronic Illness Accelerated Benefit Rider
The Chronic Illness Accelerated Benefit Rider provides the Owner access to a portion of the death benefit when an insured has been certified with a Chronic Illness by a licensed health care practitioner. The licensed health care practitioner must also certify that continuous care in an eligible facility or at home is expected to be required for the remainder of the insured’s life when the insured has a Chronic Illness. Death benefits and Policy Values will be reduced if a Chronic Illness Accelerated Benefit is paid.
The following provisions apply:
(a)
The Owner may request the payment of the Chronic Illness Accelerated Benefit Payment in a single lump sum or in a series of equal payments occurring annually, semi-annually, quarterly, or monthly. The series of benefit payments will continue as scheduled, as long as the insured is certified as having a Chronic Illness at least every 12 months, until the remaining death benefit reaches the minimum allowed by the Company or the rider is terminated. No more than 12 Chronic Illness Accelerated Benefit Payments will be paid in a 12 month period. The Chronic Illness Accelerated Benefit Payment must first be used to repay a pro rata share of any outstanding Policy Debt.

(b)	The Company will limit the Chronic Illness Accelerated Benefit Payment such that:
•	The Policy is not disqualified as life insurance according to the Code;
•
The Chronic Illness Accelerated Benefit Payment is at least $4,800 if taken as a single lump sum, or the sum of scheduled payments for the 12 month period following the election date is at least $4,800 if taken as a series of payments;

•
The maximum total amount of Chronic Illness Accelerated Benefit Payments in a 12 month period, for all policies or riders under which the Insured accessing the benefit is covered with the Company, will not exceed the lesser of: (i) 24% of the Specified Amount, (ii) $240,000, or (iii) the annual Per Diem Limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Code.

The Per Diem Limitation further requires that the total aggregated benefits being received from all coverages do not exceed the IRS annual Per Diem amount, including benefits received from policies or riders with other life insurance companies and reimbursements of costs for qualified long-term care services through insurance or otherwise. Due to the Per Diem Limitation, Chronic Illness Accelerated Benefit Payments are determined after taking into account all other coverage and reimbursements, regardless of the source;
•	The maximum total amount of Chronic Illness Accelerated Benefit Payments during the life of the Insured accessing the benefit will not exceed $5,000,000; and
•	The death benefit remaining after a Chronic Illness Accelerated Benefit Payment is not less than $50,000.
(c)	Chronic Illness means that an Insured has been certified by a licensed health care practitioner within the last 12 months as:
•
Being unable to perform at least two Activities of Daily Living (bathing, continence, dressing, eating, toileting, transferring) without substantial assistance from another person due to a loss of functional capacity for a period of at least 90 days (which must be consecutive, except in California); or

•
Requiring substantial supervision by another person for a period of at least 90 days (which must be consecutive, except in California) to protect the Insured from threats to health and safety due to severe Cognitive Impairment.

(d)	Severe Cognitive Impairment means deterioration or loss in intellectual capacity that is:
•	Comparable to (and includes) Alzheimer’s Disease and similar forms of irreversible dementia; and
•	Measured by clinical evidence and standardized tests which reliably measure impairment in:
i.	Short term or long term memory;
ii.	Orientation to people, places, or time; and
iii.	Deductive or abstract reasoning.
(e)
For each lump sum benefit payment, or at the beginning of each 12 month period following the election date if benefit payments are scheduled in a series, the Company must receive written certification from a licensed health care practitioner that an Insured has a Chronic Illness. The licensed health care practitioner may be a licensed physician, registered professional nurse, licensed social worker, or other similar health care practitioner approved by the IRS and the Company. The licensed health care practitioner shall not be an Insured, Owner, Beneficiary, or a relative thereof. The Company reserves the right to obtain at any time an additional opinion of the Insured’s condition from a licensed health care practitioner at the Company’s expense. Should this opinion differ from that of the Insured’s licensed health care practitioner, eligibility for benefits will be determined by a third licensed health care practitioner who is mutually acceptable to the Owner and the Company.

(f)	The Chronic Illness accelerated death benefit is not available if both insured persons are living.
The Chronic Illness Accelerated Benefit Rider is automatically added to all base Policies with a Specified Amount greater than $50,000, subject to underwriting restrictions, including that both insureds must be at least 20 years old. Upon each payment of Chronic Illness accelerated benefit, the death benefit will be reduced by an amount greater than the amount of the payment, since the reduction will reflect the amount of the payment, an interest charge on the accelerated amount, and a mortality factor. The interest rate will not exceed the greater of (a) the current 90‑day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate. The mortality factor varies based on individual circumstances of the insured, such as sex, age and risk classification. It is determined by reference to the standard mortality table attached to your Rider. We may use a more favorable mortality table, the use of which will be uniformly applied to all insureds in the same risk classification and will not be unfairly discriminatory against any person.
For more information contact your financial professional or call our office.
Example: Assume a 45 year old male non‑smoker and a 45 year old female non‑smoker purchase a Policy with a $500,000 base coverage (Specified Amount) and there is no outstanding policy loan. If at age 75 the male insured is the only insured still alive and is diagnosed as being chronically ill (by the definition in the rider), access to a $50,000 accelerated benefit payment can be requested. Further assuming a Chronic Illness Accelerated Benefit Payment Interest Rate of 3.40% and that the Death Benefit is currently equal to the Specified Amount, the Specified Amount will be reduced to $440,908.
In certain circumstances a payment under this rider may have adverse tax consequences. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.

Name of Benefit [Text Block]	ChronicIllness Accelerated Benefit Rider
Fixed Dollar Cost Averaging Account [Member]
Prospectus:
Name of Benefit [Text Block]	FixedDollar Cost Averaging Account
Purpose of Benefit [Text Block]	Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automaticallyre‑allocated each month to one or more of the Investment Options you select.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account.• Does not guarantee a profit or prevent a loss.• Requires a minimum Policy Value of $1,000.• Does not guarantee a profit or prevent a loss.
Benefits Description [Table Text Block]
Fixed Dollar Cost Averaging Account
This program allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account (the “Fixed DCA Account”), where it is automatically re‑allocated each month to one or more of the Variable Investment Options and to the Traditional Fixed Account. The minimum amount that can be allocated to the Fixed DCA Account is $600 and the amount transferred each month must be at least $25. Amounts may be allocated to the Fixed DCA Account at any time. The amount you allocate to the Fixed DCA Account will earn interest for a twelve-month period at a rate we declare monthly. We guarantee that this rate will be at least 1.0%. In addition, you are permitted to take loans on or withdraw money from the amount available in the account. The Fixed DCA Account operates on a twelve-month cycle beginning on the monthly anniversary of each month following your allocation of a premium payment to the account. Thereafter, on the monthly anniversary of each month during the twelve-month cycle (or the next following business day if the monthly anniversary is not a business day), an amount is transferred from the account to the Investment Options that you have selected. The Fixed DCA Account terminates when the Policy lapses or is surrendered, on the death of the second insured to die, at the end of the twelve-month cycle or at your request. Upon termination of the Fixed DCA Account, all amounts in the account are allocated to other Investment Options based upon your instructions.
You may elect to participate in the fixed dollar cost averaging program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. No more than one dollar cost averaging program may be in effect at any one time.
Example: Assume that you were to allocate $2,400 of a premium payment into the fixed dollar cost averaging program and that you selected the transfers from the Fixed DCA Account to be allocated as 50% to the Vanguard Total Stock Market Index and 50% to the Vanguard Mid‑Cap Index. Then on the next 11 monthly anniversaries, $100 would be transferred to each of the two Portfolios you selected.
On the 12th monthly anniversary, the remaining balance in the Fixed DCA Account, including all interest earned in the Fixed DCA Account, would be transferred to the two selected Portfolios in equal measure.

Name of Benefit [Text Block]	FixedDollar Cost Averaging Account
Asset Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	AssetRebalancing
Purpose of Benefit [Text Block]	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.
Optional Benefit [Flag]	true
Benefits Description [Table Text Block]
Asset Rebalancing
This program automatically reallocates your Policy Value among Variable Investment Options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your Policy Value among the Variable Investment Options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a Variable Investment Option with relatively higher investment performance to one with relatively lower investment performance. The minimum Policy Value to start the program is $1,000. If you also have the dollar cost averaging program in effect, the portion of your Policy Value in the dollar cost averaging accounts will not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. All of the Fixed Account Options are ineligible for the asset rebalancing program.
Example: Assume that you were to request the asset rebalancing program with a 50% allocation in the Vanguard Total Stock Market Index and 50% in the Vanguard Mid‑Cap Index. Also assume that at the next quarterly rebalancing date, the amounts in the Variable Account Options were $6,000 in the Vanguard Total Stock Market Index and $4,000 in the Vanguard Mid‑Cap Index representing a 60%/ 40% split. At that time, $1,000 of units in the Total Stock Market Index would be sold and $1,000 of Mid‑Cap Index units would be purchased to rebalance your portfolio to achieve 50%/50% allocation you selected.

Name of Benefit [Text Block]	AssetRebalancing
Additional Charge If Childrens Term And Disability Waiver Riders Are Both Elected [Member]
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The cost of insurance charges under the Riders vary depending on the individual circumstances of both insureds, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest cost of insurance charges for a pair of insureds, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Rider issued to individuals who are representative of individuals we insure. The specifications pages of the Policy will indicate the guaranteed maximum cost of insurance charge for the Rider applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon both insureds’ age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Riders That I Can Buy? in this prospectus.
Accelerated Death Benefit Rider [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Accelerated Death Benefit Rider	[4]
Other Transaction Fee, When Deducted [Text Block]	When Benefit is Exercised	[4]
Name of Benefit [Text Block]	AcceleratedDeath Benefit Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the death benefit while an insured is living, if that insured has a life expectancy of 12 months or less.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Minimum payment is $10,000.• Maximum payment is the lesser of $250,000 or 50% of the total death benefit amount.• A payment under this rider will reduce your Policy’s death benefit.• Requires diagnosis of terminal illness and lifeexpectancy by licensed physician (not an insured, owner, beneficiary, or a relative of any of them).• The accelerated death benefit is not available if both insured persons are living.• You should consult a tax adviser regarding receipt of this benefit.
Benefits Description [Table Text Block]
Accelerated Death Benefit Rider
The Accelerated Death Benefit Rider provides an insured access to a portion of death benefit.
The following provisions apply:

(a)	The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.
(b)
An insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, an insured, beneficiary, or relative of any of them.

(c)	The Company reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.
(d)	The accelerated death benefit is not available if both insured persons are living.
The accelerated amount under this Rider is a percentage of the Eligible Specified Amount that you request and will reduce the death benefit that is payable under the base Policy upon the death of the second insured to die on a dollar‑for‑dollar basis.
The Accelerated Death Benefit Rider is automatically added to all base Policies with a Specified Amount greater than $50,000. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus 12 months’ worth of interest charges on the accelerated amount. The interest rate will be the greater of (a) the current 90- day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.
The accelerated benefit payment is the accelerated amount less the charges detailed above.
Example: Assume a 45 year old male non‑smoker and a 45 year old female non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount). If at age 75 the male insured is the only insured still alive and is diagnosed with a terminal illness (by the definition in the rider), then the insured can access up to $250,000 of the death benefit. The accelerated benefit payment the insured receives will be the requested $250,000 less 12 months’ worth of policy charges on this amount, less 12 months’ worth of interest charges on this amount. If the insured requests an accelerated amount of $250,000, the remaining death benefit will be $250,000.
You should consult a tax adviser regarding receipt of this benefit.

Name of Benefit [Text Block]	AcceleratedDeath Benefit Rider
First year charge for a representative [Member]
Prospectus:
Insurance Cost, Representative Investor [Text Block]	First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55
Expense Charge [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Expense charge per $1,000 of Specified Amount	[5]
Insurance Cost, Footnotes [Text Block]	The Expense Charges per $1,000 under the Policy vary depending on the risk classification, sex, and age of both insureds and the amount of insurance specified in the Policy. The table shows the lowest and the highest expense charges for a pair of insureds, based on our current rates and on guaranteed maximum rates. The table also shows the first year expense charges under a Policy issued to individuals who are representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum expense charges. More detailed information concerning your expense charges is available from our administrative offices upon request. For additional information on expense charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount in this prospectus.
First Year Charge For A Representative One [Member]
Prospectus:
Insurance Cost, Representative Investor [Text Block]	First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55
Estate Preservation Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Estate Preservation Term Rider
Name of Benefit [Text Block]	EstatePreservation Rider
Purpose of Benefit [Text Block]	Provides term insurance for four years equal to an elected Specified Amount for the purpose of covering estate taxes
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Specified amount cannot exceed 125% of the total death benefit.• The two Insureds covered by this rider must be the same two Insureds covered by the base Policy.• Specified Amount of this rider may not be increased.
Benefits Description [Table Text Block]
Estate Preservation Rider
This Rider provides term insurance for four years equal to an elected Specified Amount for the purpose of covering estate taxes. The cost of insurance rates for this Rider are based on the ages, genders and rate classes of the Insureds. This rider is only available at policy issue.
The Specified Amount of the rider cannot exceed 125% of the total death benefit. This benefit will be payable upon receipt of proof that the death of the second Insured to die covered by this rider occurred while this rider was in force. The two Insureds covered by this rider must be the same two Insureds covered by the base Policy. The Specified Amount of this rider may not be increased. There is no cash value associated with this rider.
This rider terminates upon the earliest of the fourth policy anniversary of the base Policy, the death of the second Insured to die under this Policy, lapse of the base Policy, surrender of the base Policy, maturity of the base Policy, or on the Monthly Anniversary that coincides with or next follows a written request from the Owner to terminate the rider.
Example: Assume a 45 year old male non‑smoker and a 45 year old female non‑smoker purchase a Policy with a $500,000 base coverage (Specified Amount) and purchase the Estate Preservation Rider with Specified Amount of $100,000. If both insureds die within the first four policy years a total benefit of $600,000 will be paid to the beneficiary.

Name of Benefit [Text Block]	EstatePreservation Rider
First Year Charge For A Representative Two [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55
Optional Benefit Charges Policy Loans Net Interest Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Optional Benefit Charges
Per Policy Expense Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Per Policy Expense Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Guaranteed Maximum Charges [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Guaranteed Maximum Charges	[4]
Other Surrender Fees, When Deducted [Text Block]	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	[4]
Other Surrender Fees, Maximum [Dollars]	$ 40.00	[4],[6]
Other Surrender Fees, Minimum [Dollars]	$ 8.02	[4]
Surrender Charge for a representative [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Surrender Charge for a representative non‑tobacco male and non‑tobacco female insured, both age 55 in the first policy year	[4]
Maximum Charge [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Maximum Charge	[4]
Other Surrender Fees, When Deducted [Text Block]	When the Policy is surrendered within the first 15 policy years and upon a decrease in the Specified Amount within the first 5 policy years.	[4]
Other Surrender Fees, Maximum [Dollars]	$ 19.46	[4],[6]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.10%
Maximum Charge [Member] | First year charge for a representative [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 0.00066
Maximum Charge [Member] | Expense Charge [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly, for the first 240 months after the policy date
Insurance Cost, Maximum [Dollars]	$ 2.40
Insurance Cost, Minimum [Dollars]	$ 0.280
Maximum Charge [Member] | First Year Charge For A Representative One [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 0.90
Maximum Charge [Member] | Estate Preservation Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly for first 4 policy years
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0
Maximum Charge [Member] | First Year Charge For A Representative Two [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly for first 4 policy years
Optional Benefit Expense, Maximum [Dollars]	$ 0.00066
Partial Withdrawal Processing Fee [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Processing Fee	[4]
Other Surrender Fees, When Deducted [Text Block]	When you take a partial withdrawal from your Policy.	[4]
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%	[4]
Transfer Charge [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Transfer Charge	[4]
Other Surrender Fees, When Deducted [Text Block]	When you make a transfer.	[4]
Transfer Fee, Maximum [Dollars]	$ 10.00	[4]
Transfer Fee, Current [Dollars]	$ 0.004	[4]
Total Annual Portfolio Operating Expenses [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio ExpensesTotal Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	0.34%
Current Charge [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Current Charge [Member] | First year charge for a representative [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Current [Dollars]	$ 0.00060
Current Charge [Member] | Expense Charge [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly, for the first 120 months after the policy date
Insurance Cost, Maximum [Dollars]	$ 0.650
Insurance Cost, Minimum [Dollars]	$ 0.145
Current Charge [Member] | First Year Charge For A Representative One [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Current [Dollars]	$ 0.285
Current Charge [Member] | Estate Preservation Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly for first 4 policy years
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0
Current Charge [Member] | First Year Charge For A Representative Two [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly for first 4 policy years
Optional Benefit Expense, Current [Dollars]	$ 0.00060
Policy With One To Ten Years [Member] | Current Charge [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.10%
Policy With Eleven Plus Years [Member] | Maximum Charge [Member] | Optional Benefit Charges Policy Loans Net Interest Charge [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Policy With Eleven Plus Years [Member] | Current Charge [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.02%
Policy With Eleven Plus Years [Member] | Current Charge [Member] | Optional Benefit Charges Policy Loans Net Interest Charge [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Policy Until Year 11 [Member] | Maximum Charge [Member] | Optional Benefit Charges Policy Loans Net Interest Charge [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Policy Until Year 11 [Member] | Current Charge [Member] | Optional Benefit Charges Policy Loans Net Interest Charge [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Policy Year One [Member] | Maximum Charge [Member] | Per Policy Expense Charge [Member]
Prospectus:
Other Annual Expense, Maximum [Dollars]	$ 50.00
Policy Year One [Member] | Current Charge [Member] | Per Policy Expense Charge [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	50.00
Policy Year Two Plus [Member] | Maximum Charge [Member] | Per Policy Expense Charge [Member]
Prospectus:
Other Annual Expense, Maximum [Dollars]	15.00
Policy Year Two Plus [Member] | Current Charge [Member] | Per Policy Expense Charge [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 15.00

[1]	The percent of premium charge imposed is currently reduced to 7% on premiums paid in the second policy year and thereafter. This reduction is not guaranteed and may change.
[2]	The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of both insureds, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for a pair of insureds, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year cost of insurance charges under a Policy issued to individuals who are representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insureds’ age and risk classifications, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Insurance Charge in this prospectus.
[3]	Since inception (9/7/2017).
[4]	The actual maximum surrender charge will equal the surrender charge premium multiplied by the appropriate surrender factor. The surrender factor is equal to 100% in the first policy year and grades to 0% in the 16th year. The surrender charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of both insureds, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest surrender charges, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the surrender charge under a Policy issued to a pair of individuals who are representative of individuals we insure. The surrender charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your surrender charge premium. More detailed information concerning your surrender charge is available from our administrative offices upon request. For additional information on the surrender charges, see What Are the Fees and Charges Under the Policy? — Surrender Charge in this prospectus.
[5]	The Expense Charges per $1,000 under the Policy vary depending on the risk classification, sex, and age of both insureds and the amount of insurance specified in the Policy. The table shows the lowest and the highest expense charges for a pair of insureds, based on our current rates and on guaranteed maximum rates. The table also shows the first year expense charges under a Policy issued to individuals who are representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum expense charges. More detailed information concerning your expense charges is available from our administrative offices upon request. For additional information on expense charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount in this prospectus.
[6]	The maximum amount reflects the charge that may be assessed in the first policy year.